UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2007

Shares	Description (1)	Value

	Common Stocks – 34.9% (24.7% of Total Investments)

	Aerospace & Defense – 2.0%

32,600	Lockheed Martin Corporation	$3,162,852
85,000	Raytheon Company	4,459,100

	Total Aerospace & Defense	7,621,952

	Capital Markets – 1.3%

100,000	JPMorgan Chase & Co.	4,838,000

	Commercial Banks – 2.0%

80,000	Bank of America Corporation	4,081,600
65,000	Wachovia Corporation	3,578,250

	Total Commercial Banks	7,659,850

	Commercial Services & Supplies – 1.2%

105,000	Pitney Bowes Inc.	4,765,950

	Communications Equipment – 0.6%

131,000	Motorola, Inc.	2,314,770

	Containers & Packaging – 0.9%

146,300	Packaging Corp. of America	3,569,720

	Diversified Financial Services – 1.6%

120,000	Citigroup Inc.	6,160,800

	Diversified Telecommunication Services – 3.8%

175,500	AT&T Inc.	6,919,965
90,000	KT Corporation, Sponsored ADR	2,015,100
52,500	Telecom Italia S.p.A., Sponsored ADR	1,504,650
105,000	Verizon Communications Inc.	3,981,600

	Total Diversified Telecommunication Services	14,421,315

	Electric Utilities – 1.4%

55,000	EDP – Energias de Portugal, S.A., Sponsored ADR	2,951,850
118,000	Korea Electric Power Corporation, Sponsored ADR	2,360,000

	Total Electric Utilities	5,311,850

	Household Durables – 0.9%

112,000	Newell Rubbermaid Inc.	3,482,080

	Household Products – 1.3%

73,000	Kimberly-Clark Corporation	4,999,770

	Industrial Conglomerates – 0.8%

85,000	General Electric Company	3,005,600

	Insurance – 2.6%

100,800	Aon Corporation	3,826,368
65,400	Hartford Financial Services Group, Inc.	6,250,932

	Total Insurance	10,077,300

	Machinery – 0.8%

45,000	Caterpillar Inc.	3,016,350

	Media – 1.5%

55,000	CBS Corporation, Class B	1,682,450
118,300	Clear Channel Communications, Inc.	4,145,232

	Total Media	5,827,682

	Metals & Mining – 2.0%

84,900	Alumina Limited, Sponsored ADR	1,998,546
33,000	POSCO, ADR	3,430,350
10,000	Rio Tinto PLC, Sponsored ADR	2,278,100

	Total Metals & Mining	7,706,996

	Multi-Utilities – 0.6%

82,800	United Utilities PLC, Sponsored ADR	2,459,160

	Oil, Gas & Consumable Fuels – 3.0%

33,000	Chevron Corporation	2,440,680
50,000	ConocoPhillips	3,417,500
57,500	Eni S.p.A., Sponsored ADR	3,727,725
30,000	Total SA, Sponsored ADR	2,093,400

	Total Oil, Gas & Consumable Fuels	11,679,305

	Paper & Forest Products – 1.4%

105,500	International Paper Company	3,840,200
97,000	Stora Enso Oyj, Sponsored ADR	1,675,190

	Total Paper & Forest Products	5,515,390

	Pharmaceuticals – 0.5%

71,000	Pfizer Inc.	1,793,460

	Thrifts & Mortgage Finance – 2.5%

95,000	Federal National Mortgage Association	5,185,100
141,000	IndyMac Bancorp, Inc.	4,519,050

	Total Thrifts & Mortgage Finance	9,704,150

	Tobacco – 2.2%

57,400	Altria Group, Inc.	5,040,294
47,000	Loews Corp – Carolina Group	3,553,670

	Total Tobacco	8,593,964

	Total Common Stocks (cost $99,551,027)	134,525,414

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 40.3% (28.5% of Total Investments)

	Industrial – 3.3%

556,400	DCT Industrial Trust Inc.	$6,582,212
136,000	First Industrial Realty Trust, Inc.	6,160,800

	Total Industrial	12,743,012

	Mortgage – 0.7%

95,000	American Home Mortgage Investment Corp.	2,564,050

	Office – 8.1%

200,300	Brandywine Realty Trust	6,692,023
435,600	HRPT Properties Trust	5,357,880
158,900	Mack-Cali Realty Corporation	7,568,409
146,800	Maguire Properties, Inc.	5,220,208
416,000	Republic Property Trust	4,779,840
11,986	SL Green Realty Corporation	1,644,239

	Total Office	31,262,599

	Residential – 7.5%

114,900	Archstone-Smith Trust	6,236,772
57,500	AvalonBay Communities, Inc.	7,475,002
107,200	Camden Property Trust	7,537,234
164,400	Post Properties, Inc.	7,518,014

	Total Residential	28,767,022

	Retail – 6.1%

252,900	Cedar Shopping Centers Inc.	4,096,980
73,500	Federal Realty Investment Trust	6,660,570
221,000	Kite Realty Group Trust	4,408,950
49,900	Macerich Company	4,608,764
32,400	Simon Property Group, Inc.	3,604,500

	Total Retail	23,379,764

	Specialized – 14.6%

314,200	Ashford Hospitality Trust Inc.	3,751,548
130,500	Cogdell Spencer Inc.	2,749,635
350,000	DiamondRock Hospitality Company	6,650,000
347,300	Extra Space Storage Inc.	6,577,862
169,500	Health Care Property Investors Inc.	6,107,085
148,700	Hersha Hospitality Trust	1,751,686
166,000	Nationwide Health Properties, Inc.	5,189,160
37,174	Public Storage, Inc.	3,519,263
355,000	Senior Housing Properties Trust	8,484,505
253,100	U-Store-It Trust	5,092,372
149,100	Ventas Inc.	6,281,583

	Total Specialized	56,154,699

	Total Real Estate Investment Trust Common Stocks (cost $112,379,600)	154,871,146

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 30.4% (21.5% of Total Investments) (4)

	Aerospace & Defense – 1.4%

$1,971	Hexcel Corporation, Term Loan B	7.108%	3/01/12	BB	$1,976,264
1,592	K&F Industries, Inc., Term Loan C	7.320%	11/18/12	Ba3	1,596,392
1,602	Vought Aircraft Industries, Inc., Term Loan	7.830%	12/22/11	Ba2	1,615,393
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	Ba2	366,591

5,529	Total Aerospace & Defense				5,554,640

	Auto Components – 1.3%

2,500	Federal Mogul Corporation, Term Loan A, (5)	7.570%	2/24/04	N/R	2,487,760
500	Gen Tek Inc., Term Loan B	7.320%	2/28/11	B+	501,719
1,860	Gentek, Term Loan	7.558%	12/28/11	B+	1,865,930

4,860	Total Auto Components				4,855,409

	Building Products – 1.5%

1,995	Armstrong World Industries, Term Loan	7.070%	10/02/13	BB	2,003,728
1,950	Nortek, Inc., Term Loan B	7.320%	8/27/11	Ba2	1,961,213
979	Stile Acquisition Corporation, Canadian Term Loan	7.360%	4/05/13	BB-	966,735
981	Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB-	968,382

5,905	Total Building Products				5,900,058

	Chemicals – 2.5%

400	Celanese Corporation, Credit Linked	TBD	TBD	BB-	400,000
1,600	Celanese Corporation, Term Loan B, WI/DD	TBD	TBD	BB-	1,600,000
1,617	Georgia Gulf Corporation, Term Loan B	7.763%	10/03/13	BB	1,624,392
1,995	Hexion Specialty Chemicals, Term Loan	7.875%	5/05/13	Ba3	2,011,071
1,990	Lyondell Citgo Refining LP, Term Loan	7.110%	8/16/13	BB	1,997,325
1,960	Rockwood Specialties Group, Inc., Term Loan E	7.360%	7/30/12	Ba2	1,977,885

9,562	Total Chemicals				9,610,673

	Commercial Services & Supplies – 1.3%

663	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	BB	666,381
1,493	Allied Waste North America, Inc., Term Loan B	7.097%	1/15/12	BB	1,498,500
1,843	Aramark Corporation, Term Loan	7.475%	1/26/14	Ba3	1,850,010
132	Aramark, Letter of Credit	7.445%	1/26/14	Ba3	132,214
998	Verifone Inc.	7.110%	10/31/13	BB-	1,006,228

5,129	Total Commercial Services & Supplies				5,153,333

	Containers & Packaging – 0.9%

1,990	Berry Plastics Holding Corporation, Term Loan	7.110%	9/20/13	Ba1	2,001,608
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	0.000%	11/01/11	Ba2	176,387
690	Smurfit-Stone Container Corporation, Term Loan B	7.531%	11/01/11	Ba2	697,213
421	Smurfit-Stone Container Corporation, Term Loan C	7.625%	11/01/11	Ba2	425,063
132	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	Ba2	133,392

3,408	Total Containers & Packaging				3,433,663

	Diversified Consumer Services – 0.5%

2,000	Weight Watchers International Inc., Term Loan B	6.875%	1/26/14	BB+	2,010,000

	Diversified Telecommunication Services – 1.3%

1,000	Cequel Communications LLC., Term Loan B	7.610%	11/05/13	B+	1,002,778
1,970	Intelsat Limited, Term Loan	7.110%	7/01/13	Ba2	1,988,532
1,990	MetroPCS Inc., Term Loan	7.625%	11/03/13	B1	2,000,917

4,960	Total Diversified Telecommunication Services				4,992,227

	Electric Utilities – 0.1%

380	Mirant Corporation, Term Loan	7.070%	1/03/13	BB-	381,092

	Electrical Equipment – 0.4%

1,539	Sensus Metering Systems Inc., Term Loan B-1	7.364%	12/17/10	Ba3	1,547,788
167	Sensus Metering Systems Inc., Term Loan B-2	7.351%	12/17/10	Ba3	167,677

1,706	Total Electrical Equipment				1,715,465

	Electronic Equipment & Instruments – 0.3%

990	Sensata Technologies B.V., Term Loan	7.110%	4/27/13	BB-	990,562

	Food Products – 0.7%

2,586	Michael Foods, Inc., Term Loan B	7.360%	11/21/10	Ba3	2,597,356

	Health Care Equipment & Supplies – 0.2%

581	Kinteic Concepts, Inc., Term Loan B-2	6.850%	8/11/10	Ba1	582,626

	Health Care Providers & Services – 2.4%

1,265	Davita Inc., Term Loan B	6.825%	10/05/12	Ba1	1,270,558
1,995	HCA, Inc., Term Loan	7.600%	11/17/13	BB	2,014,327
2,000	Health Management Associates, Term Loan	7.100%	2/28/14	Ba2	2,008,437
2,021	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	2,018,020
1,980	Quintiles Transnational Corporation, Term Loan B	7.350%	3/31/13	BB-	1,984,951

9,261	Total Health Care Providers & Services				9,296,293

	Hotels, Restaurants & Leisure – 3.0%

1,980	24 Hour Fitness Worldwide, Inc., Term Loan B	7.855%	7/01/09	Ba3	1,993,613
2,257	Burger King Corporation, Term Loan B	6.875%	6/30/12	Ba2	2,265,343
122	CBRL Group, Inc., Delayed Draw, Term Loan B-2, (6)	0.750%	4/27/13	BB	25
780	CBRL Group, Inc., Term Loan B-1	6.860%	4/27/13	BB	782,210
1,970	Penn National Gaming, Inc., Term Loan B	7.114%	10/03/12	BB	1,985,760
906	Travelport, Term Loan	7.850%	8/23/13	Ba3	915,750
89	Travelport, Term Loan	7.850%	8/23/13	Ba3	90,160
513	Venetian Casino Resort, LLC Term Loan B	7.090%	6/15/11	Ba2	516,913
2,487	Venetian Casino Resort, LLC, Term Loan	7.090%	6/15/11	Ba2	2,507,030

11,104	Total Hotels, Restaurants & Leisure				11,056,804

	Independent Power Producers & Energy Traders – 0.5%

750	KGen LLC, Letter of Credit	7.125%	2/05/14	BB-	752,109
1,247	KGen LLC, Term Loan B	7.125%	2/05/14	BB-	1,250,382

1,997	Total Independent Power Producers & Energy Traders				2,002,491

	Insurance – 0.3%

1,177	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	1,181,767

	IT Services – 0.5%

2,058	SunGard Data Systems Inc., Term Loan B	7.360%	2/11/13	Ba3	2,077,428

	Media – 6.2%

1,985	Cablevision Systems Corporation, Incremental Term Loan	7.110%	3/29/13	BB	1,994,305
2,000	Charter Communications Inc., Term Loan B	7.985%	4/28/13	B1	1,999,313
1,179	Dex Media West, LLC, Term Loan B	6.851%	3/09/10	Ba1	1,179,667
2,000	Emmis Communications Corporation, New Term Loan B	7.350%	11/01/13	B1	2,015,556
1,995	Idearc Inc., Term Loan	7.350%	11/17/14	BB+	2,009,464
985	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.600%	6/30/12	B+	986,949
1,990	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	2,009,175
1,709	R. H. Donnelley Inc., Tranche D	6.851%	6/30/11	Ba1	1,711,274
1,882	Regal Cinemas Corporation, Term Loan	7.100%	10/27/13	Ba2	1,890,502
1,879	Univision Communications, Term Loan, WI/DD	TBD	TBD	Ba3	1,880,049
1,000	UPC Broadband Holding BV, Term Loan J2	7.370%	3/29/13	B1	1,004,376
1,000	UPC Broadband Holding BV, Term Loan K2	7.370%	12/31/13	B1	1,004,313
1,934	WMG Acquisition Corp., Term Loan	7.362%	2/28/11	Ba2	1,942,577
2,000	Yell Group, Term Loan	7.320%	10/27/12	Ba3	2,017,344

23,538	Total Media				23,644,864

	Metals & Mining – 0.4%

684	Amsted Industries Inc., Delayed Draw Term Loan	7.335%	4/05/11	BB-	685,240
941	Amsted Industries Incorporated, Term Loan B	7.358%	4/05/13	BB-	944,104

1,625	Total Metals & Mining				1,629,344

	Multiline Retail – 0.2%

861	Neiman Marcus Group Inc., Term Loan	7.346%	4/06/13	Ba3	869,401

	Multi-Utilities – 0.5%

1,430	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	1,441,459
591	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	595,884

2,021	Total Multi-Utilities				2,037,343

	Oil, Gas & Consumable Fuels – 0.5%

387	Targa Resources Inc., Synthetic Letter of Credit	7.475%	10/31/12	B+	390,454
1,589	Targa Resources Inc., Term Loan B	7.360%	10/31/12	B+	1,602,487

1,976	Total Oil, Gas & Consumable Fuels				1,992,941

	Paper & Forest Products – 1.0%

3,965	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	3,989,997

	Real Estate Management & Development – 0.4%

1,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	1,512,054

	Road & Rail – 0.2%

111	Hertz Corporation, Synthetic Term Loan	5.365%	12/21/12	BB+	112,096
622	Hertz Corporation, Term Loan B	7.071%	12/21/12	Ba1	627,739

733	Total Road & Rail				739,835

	Semiconductors & Equipment – 0.5%

1,758	Advanced Micro Devices, Term Loan B	7.570%	12/31/13	BB-	1,770,444

	Specialty Retail – 0.4%

1,500	Toys “R” Us, Inc., Term Loan	8.320%	12/09/08	B3	1,512,422

	Textiles Apparel & Luxury Goods – 0.5%

1,852	HanesBrands Inc., Loan	7.107%	9/05/13	Ba2	1,866,139

	Trading Companies & Distributors – 0.5%

1,000	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB	1,000,000
196	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	7.887%	1/20/14	B1	197,591
804	Brenntag Holdings, Term Loan B2	7.887%	1/20/14	B1	815,189

2,000	Total Trading Companies & Distributors				2,012,780

$116,522	Total Variable Rate Senior Loan Interests (cost $116,312,090)				116,969,451

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Emerging Markets Debt and Foreign Corporate Bonds – 32.5% (23.0% of Total Investments)

		Argentina – 2.9%

885		Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	$913,763
575		Banco Macro Misiones SA, 144A	9.750%	12/18/36	B-	583,050
1,395	ARS	Central Bank of Argentina	2.000%	2/04/18	N/R	670,870
655		Compania de Transporte Energia, 144A	8.875%	12/15/16	B	655,000
555		Pan American Energy LLC, 144A	7.750%	2/09/12	BB-	566,100
2,036	ARS	Republic of Argentina	11.417%	2/20/08	B	674,843
355		Republic of Argentina	7.000%	3/28/11	B	353,136
2,110		Republic of Argentina	3.010%	8/03/12	B+	1,518,673
1,904		Republic of Argentina	8.280%	12/31/33	B+	2,216,725
1,525	ARS	Republic of Argentina	5.830%	12/31/33	B	721,591
1,494		Republic of Argentina	1.330%	12/31/38	B+	776,880
1,200	EUR	Republic of Argentina	1.200%	12/31/38	B	726,970
545		Transportadora de Gas del Sur SA, Series B-A, Reg S	7.500%	12/15/13	CCC+	561,350

		Total Argentina				10,938,951

		Brazil – 2.3%

190		Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BB	212,325
400		Cia Brasileira de Bebidas	10.500%	12/15/11	Baa1	482,000
420		Companhia de Saneamento Basico do Estado de Sao Paulo	7.500%	11/03/16	BB-	443,100
595		Companhia Energetica de Sao Paulo, Corporate Bond 144A	9.250%	8/11/13	Ba3	662,830
1,370	BRL	Companhia Energetica de Sao Paulo, Corporate Bond 144A	9.750%	1/15/15	Ba3	696,497
685		Cospipa Commercial Limited, 144A	8.250%	6/14/16	Baa2	775,763
565		Federative Republic of Brazil	8.000%	1/15/18	BB	639,580
405		ISA Capital do Brasil SA	8.800%	1/30/17	BB	431,325
760		JBS S.A., 144A	10.500%	8/04/16	B+	866,400
3,120	BRL	National Treasury Note of Brazil	10.000%	1/01/14	N/R	1,439,307
200	BRL	National Treasury Note of Brazil	6.000%	5/15/15	N/R	1,455,854
325		Vale Overseas Limited	6.250%	1/23/17	BBB	332,786
545		Vale Overseas Limited	6.875%	11/21/36	BBB	565,539

		Total Brazil				9,003,306

		Bulgaria – 0.3%

1,100		Republic of Bulgaria, Reg S	8.250%	1/15/15	BBB+	1,305,370

		Chile – 1.6%

565		Celulosa Arauco Y Constitucion	5.625%	4/20/15	BBB+	556,916
600		Coldelco Inc., Reg S	6.375%	11/30/12	A2	632,642
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	Aa3	431,106
430		Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	434,474
1,765		Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	1,696,859
245		Empresa Nacional Del Petroleo, Reg S	6.750%	11/15/12	A	260,896
1,100		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	1,057,642
550		Enersis SA	7.375%	1/15/14	BBB-	597,926
550		Republic of Chile	6.875%	4/28/09	A	570,900

		Total Chile				6,239,361

		Colombia – 1.6%

2,500,000	COP	Republic of Colombia	11.750%	3/01/10	BB	1,223,504
1,580		Republic of Colombia	10.000%	1/23/12	BB+	1,868,350
350		Republic of Colombia	8.250%	12/22/14	BB+	399,175
1,080		Republic of Colombia	7.375%	1/27/17	BB+	1,178,280
1,495		Republic of Colombia	7.375%	9/18/37	BB+	1,631,045

		Total Colombia				6,300,354

		Costa Rica – 0.5%

350		Republic of Costa Rica	8.110%	2/01/12	Ba1	384,300
225		Republic of Costa Rica	8.050%	1/31/13	Ba1	247,725
1,095		Republic of Costa Rica, Reg S	9.995%	8/01/20	Ba1	1,454,160

		Total Costa Rica				2,086,185

		Dominican Republic – 0.6%

2,044		Dominican Republic, Reg S	9.040%	1/23/18	B	2,366,798

		Egypt – 0.4%

4,075	EGP	Egypt Republic, Treasury Bill	0.000%	5/01/07	N/R	710,833
4,000	EGP	Egypt Republic, Treasury Bill	0.000%	5/15/07	N/R	695,531

		Total Egypt				1,406,364

		El Salvador – 0.8%

750		Republic of El Salvador	8.500%	7/25/11	Baa3	832,500
1,080		Republic of El Salvador	7.750%	1/24/23	Baa3	1,247,400
730		Republic of El Salvador, 144A	7.650%	6/15/35	Baa3	835,850

		Total El Salvador				2,915,750

		Indonesia – 1.0%

390		Adaro Finance B.V., 144A	8.500%	12/08/10	Ba3	405,600
315		Excelcomindo Finance Company B.V., 144A	7.125%	1/18/13	BB-	319,725
6,000,000	IDR	Indonesia Republic	11.000%	11/15/20	BB+	688,038
1,195		Majapahit Holdings BV, 144A	7.250%	10/17/11	BB-	1,230,850
1,300		Republic of Indonesia, 144A	6.625%	2/17/37	BB-	1,283,750

		Total Indonesia				3,927,963

		Israel – 0.2%

585		State of Israel	5.500%	11/09/16	A2	586,913

		Jamaica – 0.2%

250		Clarendon Alumina Production Limited, 144A	8.500%	11/16/21	Ba2	269,375
310		Jamaica Government	8.000%	3/15/39	B1	312,325

		Total Jamaica				581,700

		Kazakhstan 0.4%

1,040		Intergas Finance B.V	6.875%	11/04/11	Baa2	1,072,760
212		Kazkommerts International BV, 144A	8.000%	11/03/15	Baa1	216,240
300		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	300,000

		Total Kazakhstan				1,589,000

		Lebanon – 0.1%

220		Republic of Lebanon	7.750%	9/07/12	B-	214,500
210		Republic of Lebanon, Reg S	7.375%	4/14/14	B-	199,500

		Total Lebanon				414,000

		Malaysia – 1.3%

950		Penerbangan Malaysia Berhad	5.625%	3/15/16	A-	964,504
1,125		Petronas Capital Limited	7.000%	5/22/12	A1	1,215,267
1,100		Republic of Malaysia	8.750%	6/01/09	A-	1,179,836
1,000		Republic of Malaysia	7.500%	7/15/11	A-	1,088,377
550		Sarawak International Inc.	5.500%	8/03/15	A-	543,868

		Total Malaysia				4,991,852

		Mexico – 1.7%

1,255		Banco Mercantil Del Norte SA, 144A	6.135%	10/13/16	Baa1	1,270,885
895		Conproca SA, Reg S	12.000%	12/16/10	BBB-	1,024,775
1,200		Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	1,229,700
830		Pemex Project Funding Master Trust, Series 12	5.750%	12/15/15	Baa1	832,698
12,350	MXN	United Mexican States	9.500%	12/18/14	A	1,246,160
580		United Mexican States	6.750%	9/27/34	Baa1	633,940
310		Vitro SA	9.125%	2/01/17	B	319,300

		Total Mexico				6,557,458

		Netherlands – 0.2%

1,500	BRL	Banco ABN AMRO Real SA, Reg S	16.200%	2/22/10	N/R	807,225

		Pakistan – 0.1%

330		Pakistan Mobile Communications Ltd., 144A	8.625%	11/13/13	B+	344,850

		Panama – 1.4%

445		AES Panama SA, 144A	6.350%	12/21/16	BBB-	444,628
720		Republic of Panama	9.625%	2/08/11	Ba1	823,680
575		Republic of Panama	7.125%	1/29/26	Ba1	623,875
3,314		Republic of Panama, DD1	6.700%	1/26/36	Ba1	3,456,502

		Total Panama				5,348,685

		Peru – 0.9%

615		Republic of Peru	8.750%	11/21/33	BB+	811,800
1,525		Republic of Peru	6.550%	3/14/37	BB+	1,586,763
1,485		Republic of Peru, Enhanced Pass Thru Notes, 144A	0.000%	5/31/18	BB	998,663

		Total Peru				3,397,226

		Philippines – 1.3%

255		Bangko Sentral ng Pilipinas, Series A	8.600%	6/15/27	BB-	304,725
780		Republic of the Philippines	8.375%	2/15/11	BB-	856,050
210		Republic of the Philippines	8.250%	1/15/14	BB-	236,513
1,275		Republic of the Philippines	9.375%	1/18/17	BB-	1,577,813
1,833		Republic of the Philippines	7.750%	1/14/31	BB-	2,075,873

		Total Philippines				5,050,974

		Qatar – 0.5%

240		Ras Laffan Liquified Natural Gas Co., Ltd., 144A	3.437%	9/15/09	A-	235,725
503		Ras Laffan Liquified Natural Gas Company Limited	3.437%	9/15/09	A-	494,458
575		Ras Laffan Liquified Natural Gas II, Reg S	5.298%	9/30/20	A1	560,198
550		State of Qatar	9.750%	6/15/30	AA-	822,250

		Total Qatar				2,112,631

		Russian Federation – 3.3%

640		Gaz Capital SA	6.212%	11/22/16	Baa1	641,920
170	EUR	GAZ Capitol SA, 144A	5.030%	2/25/14	BBB	225,207
525		Gazprom	10.500%	10/21/09	A3	589,969
719		GazStream SA, Series 144A	5.625%	7/22/13	Baa1	719,116
620		Irkut Corporation, Loan Participations, Moscow River BV, Reg S	8.250%	4/10/09	N/R	636,430
1,575		Russia Federation	1.000%	3/31/30	BBB+	1,791,284
2,305		Russian Agricultural Bank, 144A	7.175%	5/16/13	A3	2,440,419
750		Russian Federation	11.000%	7/24/18	BBB+	1,083,975
400		Russian Ministry of Finance	12.750%	6/24/28	BB+	726,974
550		Saving Bank of the Russian Federation, Participations	0.000%	2/11/15	Baa2	558,855
490		VTB Capital SA, Corporate Bonds, 144A	5.960%	8/01/08	A2	490,858
1,000		VTB Capital SA, Series 144A	7.500%	10/12/11	A2	1,073,750
1,200		VTB Capital SA, Series 144A	6.250%	6/30/35	A2	1,243,488

		Total Russian Federation				12,222,245

		Serbia – 0.6%

2,500		Republic of Serbia, 144A	3.750%	11/01/24	BB-	2,362,500

		South Africa – 1.2%

3,255		Republic of South Africa	9.125%	5/19/09	BBB+	3,507,263
1,140		Republic of South Africa	7.375%	4/25/12	BBB+	1,241,175

		Total South Africa				4,748,438

		South Korea – 0.2%

770		Korea Development Bank	4.625%	9/16/10	A	758,590

		Thailand – 0.1%

250		Bangkok Bank Public Company Limited	9.025%	3/15/29	BBB	316,438

		Trinidad and Tobago – 1.0%

1,913		Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A-	2,596,898
945		First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A2	937,338
180		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3	174,912

		Total Trinidad and Tobago				3,709,148

		Tunisia – 0.6%

2,065		Banque de Tunisie	7.375%	4/25/12	BBB	2,250,850

		Turkey – 0.8%

500		Republic of Turkey	9.500%	1/15/14	BB-	583,400
270		Republic of Turkey	7.250%	3/15/15	BB-	281,475
1,275		Republic of Turkey	6.875%	3/17/36	BB-	1,225,594
1,680	TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	N/R	1,139,231

		Total Turkey				3,229,700

		Ukraine – 1.3%

1,055		Republic of Ukraine	7.650%	6/11/13	BB-	1,145,730
2,585		Republic of Ukraine, Reg S	6.875%	3/04/11	BB-	2,686,074
615		Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Ba2	635,787
650		Ukraine Government, 144A	6.580%	11/21/16	BB-	660,400

		Total Ukraine				5,127,991

		United Arab Emirates – 0.2%

350		Abu Dhabi National Energy Company, 144A	5.875%	10/27/16	Aa3	353,809
545		Abu Dhabi National Energy Company, 144A	6.500%	10/27/36	Aa3	552,453

		Total United Arab Emirates				906,262

		Uruguay – 0.8%

2,070		Oriental Republic of Uruguay	7.625%	3/21/36	B+	2,292,520
715		Republic of Uruguay	8.000%	11/18/22	B+	815,100
117		Republic of Uruguay	7.875%	1/15/33	B+	132,780

		Total Uruguay				3,240,400

		Venezuela – 1.5%

505		Petrozuata Finance Inc., Series B, Reg S	8.220%	4/01/17	Ba3	510,050
1,935		Republic of Venezuela	5.375%	8/07/10	B+	1,896,300
1,145		Republic of Venezuela	0.000%	4/20/11	BB-	1,138,989
125		Republic of Venezuela	8.500%	10/08/14	BB-	139,500
1,400		Republic of Venezuela	6.000%	12/09/20	BB-	1,298,500
635		Republic of Venezuela, Reg S	7.000%	12/01/18	B+	648,018

		Total Venezuela				5,631,357

		Viet Nam – 0.6%

2,223		Socialist Republic of Vietnam	1.000%	3/14/16	BB-	2,237,474

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $119,119,166)				125,014,309

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.3% (0.9% of Total Investments)

	Communications Equipment – 0.1%

$310	Orascom Telecom Finance, SCA	7.875%	2/08/14	B2	$306,900

	Food Products – 0.1%

380	Cosan Finance Limited	7.000%	2/01/17	BB	376,200

	Hotels, Restaurants & Leisure – 0.5%

2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	2,012,500

	Household Durables – 0.5%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,025,644

	Wireless Telecommunication Services – 0.1%

395	Digicel Group, Limited	8.875%	1/15/15	Caa2	384,138

$5,085	Total Corporate Bonds (cost $5,116,864)				5,105,382

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.0% (1.4% of Total Investments)

$7,561	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $7,564,189, collateralized by $7,810,000, U.S. Treasury Notes, 3.375%, due 12/15/08, value $7,712,375	4.900%	4/02/07	$7,561,102

	Total Short-Term Investments (cost $7,561,102)			7,561,102

	Total Investments (cost $460,039,849) – 141.4%			544,046,804

	Borrowings Payable – (11.7)% (8)			(45,000,000)

	Other Assets Less Liabilities – 1.5%			5,739,230

	Preferred Shares, at Liquidation Value – (31.2)%			(120,000,000)

	Net Assets Applicable to Common Shares – 100%			$384,786,034

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2007:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Argentine Peso	1,953,000	U.S. Dollar	627,369	6/20/07	$(2,597)
Colombian Peso	2,837,800,000	U.S. Dollar	1,274,270	6/20/07	(8,361)
Euro	4,000	U.S. Dollar	5,280	6/20/07	(80)
Euro	676,000	U.S. Dollar	892,114	6/20/07	(13,780)
New Turkish Lira	1,830,000	U.S. Dollar	1,253,468	6/20/07	(23,027)
Peruvian Nouveau Sol	4,030,000	U.S. Dollar	1,266,101	6/20/07	(1,540)
U.S. Dollar	2,562,571	Peruvian Nouveau Sol	8,150,000	6/20/07	1,021
U.S. Dollar	186,395	New Turkish Lira	274,000	6/20/07	4,731

					$(43,633)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to March 31, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at March 31, 2007.

(7)	Principal amount denominated in U.S. dollars, unless otherwise noted.

(8)	Borrowings Payable as a percentage of total investments is (8.3)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

TRY	New Turkish Lira

EUR	Euro

BRL	Brazilian Real

MXN	Mexican Peso

IDR	Indonesian Rupiah

EGP	Egyptian Pound

COP	Colombian Peso

ARS	Argentine Peso
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $461,745,514.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$86,991,085
Depreciation	(4,689,795)

Net unrealized appreciation (depreciation) of investments	$82,301,290

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.